Investment Property (Tables)	12 Months Ended
Dec. 31, 2024
Investment Property
Schedule of changes in Investment property

Changes in investment property included in non-current assets:	2024	2023
Balance, beginning of year	$31,540	$31,850
Additions	811	—
Changes in fair value during the year	2,005	554
Disposals	(81)	(1,232)
Reclassification from Real Estate for Sale	12,620	—
Currency translation adjustments	766	368
Balance, end of year	$47,661	$31,540

Schedule of recognized profit or loss in relation to investment property

Years ended December 31:	2024	2023	2022
Rental income	$2,192	$1,473	$1,356
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	692	398	324